SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reportable Segment (Details)	12 Months Ended
Dec. 31, 2024 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reportable segments	1